PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT GROSS	$ 727,348	$ 680,942	$ 136,706
Less: accumulated depreciation	(211,497)	(178,796)	(123,850)
TOTAL PROPERTY AND EQUIPMENT	515,851	502,146	12,856
Leasehold Improvements [Member]
PROPERTY AND EQUIPMENT GROSS	267,779	256,920	30,367
Vehicles [Member]
PROPERTY AND EQUIPMENT GROSS	149,916	143,560
Furniture and Fixtures [Member]
PROPERTY AND EQUIPMENT GROSS	134,872	132,088	41,685
Computer Equipment [Member]
PROPERTY AND EQUIPMENT GROSS	108,435	87,087	39,382
Software [Member]
PROPERTY AND EQUIPMENT GROSS	61,287	61,287	$ 25,272
Test Equipment [Member]
PROPERTY AND EQUIPMENT GROSS	$ 5,059